Leases - Schedule of Future Minimum Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments [Abstract]
remainder of 2024	$ 183
2025	571
2026	19
Total lease payments	773
Less: imputed interest	(15)
Total	$ 758	$ 1,252